Canadian Emergency Business Loan Act (“CEBA”)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Canadian Emergency Business Loan Act (“CEBA”)

6. Canadian Emergency Business Account (“CEBA”)

During December 2020, the Company applied for and received a $60 thousand CAD ($40 thousand USD) equivalent CEBA loan. The loan was provided by the government of Canada to provide capital to organizations to see them through the challenges related to the COVID-19 pandemic and better position them to return to providing services and creating employment. The loan is unsecured. The loan was interest free through December 31, 2023. If the loan was paid back by January 18, 2024, $15 thousand of the loan would have been forgiven. If the loan was not paid back by January 18, 2024, the full $40 thousand loan would have been converted to a loan repayable over three years with a 5% interest rate. The loan was paid back prior to January 18, 2024, and the Company recognized a gain on extinguishment of $15 thousand, which is presented in other expense (income), net in the condensed consolidated statement of operations for the nine months ended September 30, 2024.

7. Canadian Emergency Business Loan Act (“CEBA”)

During December 2020, the Company applied for and received a $0.06 CAD ($0.04 USD) equivalent CEBA loan. The loan was provided by the Government of Canada to provide capital to organizations to see them through the challenges related to the COVID-19 pandemic and better position them to return to providing services and creating employment. The loan is unsecured. The loan was interest free through December 31, 2023. If the loan was paid back by January 18, 2024, $0.01 million of the loan would have been forgiven. If the loan was not paid back by January 18, 2024, the full $0.04 million loan would have been converted to loan repayable over three years with a 5% interest rate. The loan was paid back prior to January 18, 2024. At December 31, 2023 the loan was classified as Canada Emergency Business Loan Act under other long-term liabilities on the consolidated balance sheets.

The Company accounted for the loan as debt in accordance with FASB ASC 470, Debt, and accrued interest in accordance with the interest method under FASB ASC 835-30.